Segment and Geographical Information - Summary of Long-lived Assets by Geographic Location (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Long lived assets	$ 264,094	$ 257,962
Long lived assets, percentage	100.00%	100.00%
Canada
Disclosure of geographical areas [line items]
Long lived assets	$ 139,309	$ 123,981
Long lived assets, percentage	52.70%	48.10%
U.S.
Disclosure of geographical areas [line items]
Long lived assets	$ 122,534	$ 132,366
Long lived assets, percentage	46.40%	51.30%
International
Disclosure of geographical areas [line items]
Long lived assets	$ 2,251	$ 1,615
Long lived assets, percentage	0.90%	0.60%